Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Equity Awards
Our Company has certain practices related to the timing of the grants of awards. Neither the Board nor the TL&C Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally make awards on
pre-determined
dates. Annual equity awards to eligible employees, including our executives, are typically made on the first Monday in March; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on the 12 th
of each month. The grant date for our executive bonus awards, which are paid in stock, is typically in late February after public release of the previous year’s financial results.
Akamai did not grant any stock options, stock appreciation rights or similar option-like instruments in 2024.

Award Timing Method	We generally make awards on
pre-determined
dates. Annual equity awards to eligible employees, including our executives, are typically made on the first Monday in March; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on the 12 th
of each month. The grant date for our executive bonus awards, which are paid in stock, is typically in late February after public release of the previous year’s financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	true